UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/08

Item 1.  Reports to Stockholders.

Semi-Annual Report June 30, 2008

A series of the Northern Lights Variable Trust

Dear Shareholder;

Welcome to the Dent Strategic Portfolio! We finished our first two months of operation at the end of June 30, 2008. Our performance during that time was indicative of what we expected – marked by volatility. Because the Portfolio is designed to capitalize on relative strength, when we are in the offensive mode our investments are always in sectors that are doing quite well. This sounds good, but it is also the case that those same sectors, the ones showing the most strength, are the ones most likely to suffer significant losses when they run out of steam.

In the month of June, our portfolio showed resilience compared to the rest of the marketplace because we were invested in commodities including energy. While this helped in June, it has been quite a drag on the portfolio in July as oil pulls back from its recent highs in response to a number of factors.

Also, since our investment model calls for reallocation near the beginning of each month, we sit through volatility instead of trying to guess a bottom or a top. Even though this adds to the volatility of the portfolio, this approach is what kept us in the energy sector during June, which was a great benefit.

Our investment approach does best when markets are trending, which means that the markets or sectors have steady movement in one direction or another. With the back and forth action of the overall markets and many sectors in recent weeks, it has caused a choppy ride for most investors.

As we move through July and into August our portfolio holds a significant percentage in fixed income. This is because our model is showing few sectors with the type of strength that we require for investment. When this happens, we hold fixed income instead, and await a more favorable environment.

Respectfully,

Rodney Johnson President, HS Dent Investment Management

The portfolio’s performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would be lower. Investors should consider the investment objectives, risks, charges and expenses of the Dent Strategic Portfolio carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before investing. A prospectus for this portfolio can be obtained by calling 402-493-4603.

Dent Strategic Portfolio
PORTFOLIO REVIEW
June 30, 2008 (Unaudited)

	% of		% of
Top Holdings	Net Assets	Top Holdings by Industry	Net Assets
PowerShares DB Energy Fund	6.2%	Specialty	40.8%
US Natural Gas Fund LP	6.1%	Emerging Markets	11.5%
iPATH GSCI Total Return Index ETN	6.1%	International Equity	11.4%
Market Vectors Steel Index Fund	6.0%	Mid Cap Growth	5.7%
iShares S&P Latin America 40 Index Fund	5.9%	Other, Cash & Cash Equivalents	30.6%
Claymore/BNY BRIC ETF	5.8%		100.0%
iShares MSCI Canada Index Fund	5.8%
iShares MSCI Austria Index Fund	5.8%
iShares S&P Midcap 400 Growth Index Fund	5.7%
Market Vectors Environmental Services ETF	5.7%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Dent Strategic Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)
	Shares		Value
		EQUITY FUNDS - 69.4%
		EMERGING MARKETS - 11.5%
	3,224	Claymore/BNY BRIC ETF	$ 159,267
	581	iShares S&P Latin America 40 Index Fund	159,775
			319,042
		INTERNATIONAL EQUITY - 11.4%
	4,514	iShares MSCI Austria Investable Market Index Fund	157,177
	4,767	iShares MSCI Canada Index Fund	158,455
			315,632
		MID CAP GROWTH - 5.7%
	1,769	iShares S&P Midcap 400 Growth Index Fund	156,574

		SPECIALTY - 40.8%
	3,264	iShares S&P North American Technology Software Index Fund *	154,224
	1,754	iShares DJ U.S. Transportation Average Index Fund	155,106
	2,194	iPATH GSCI Total Return Index ETN *	165,340
	2,963	Market Vectors Environmental Services ETF	155,172
	1,547	Market Vectors Steel Index Fund	163,982
	3,092	PowerShares DB Energy Fund *	168,792
	2,663	US Natural Gas Fund LP *	167,689
			1,130,305

		TOTAL EQUITY FUNDS (Cost $1,956,515)	1,921,553

		CASH EQUIVALENT - 28.6%
	790,648	CitiDollars On Deposit, 1.69%** (Cost $790,648)	790,648

		TOTAL INVESTMENTS - 98.0% (Cost $2,747,163) (a)	$ 2,712,201
		OTHER ASSETS & LIABILITIES - 2.0%	54,594
		NET ASSETS - 100.0%	$ 2,766,795

*	Non-Income producing security.
**	Variable rate security. Interest rate is as of June 30, 2008.

DJ- Dow Jones		GSCI- Goldman Sachs Commodity Index
ETF- Exchange Trade Fund		MSCI- Morgan Stanley Capital International
ETN- Exchange Trade Notes

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 47,763
		Unrealized depreciation	(82,725)
		Net unrealized depreciation	$ (34,962)

	See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 2,747,163
At value	$ 2,712,201
Receivable for Portfolio shares sold	37,641
Dividends and interest receivable	489
Due from advisor	23,124
Prepaid expenses and other assets	6,745
TOTAL ASSETS	2,780,200

LIABILITIES
Administration fees payable	2,511
Fund accounting fees payable	2,278
Custody fees payable	2,213
Distribution (12b-1) fees payable	1,003
Transfer agent fees payable	899
Accrued expenses and other liabilities	4,501
TOTAL LIABILITIES	13,405
NET ASSETS	$ 2,766,795

Net Assets Consist Of:
Paid in capital	2,803,735
Accumulated net investment income	1,428
Accumulated net realized loss from security transactions	(3,406)
Net unrealized depreciation of investments	(34,962)
NET ASSETS	$ 2,766,795

Shares of beneficial interest outstanding	283,729

Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.75

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2008 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 959
Dividends	3,503
TOTAL INVESTMENT INCOME	4,462

EXPENSES
Administrative services fees	5,902
Accounting services fees	4,278
Transfer agent fees	2,951
Legal fees	2,213
Custodian fees	2,213
Audit fees	1,992
Compliance officer fees	1,992
Investment advisory fees	1,706
Printing and postage expenses	1,475
Insurance expense	1,106
Distribution (12b-1) fees	1,003
Trustees' fees and expenses	590
Other expenses	443
TOTAL EXPENSES	27,864
Fees waived by the Adviser	(24,830)
NET EXPENSES	3,034
NET INVESTMENT INCOME	1,428

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(3,406)
Net change in unrealized appreciation (depreciation) of investments	(34,962)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(38,368)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (36,940)

(a) The Dent Strategic Portfolio commenced operations May 1, 2008.

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
June 30, 2008 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 1,428
Net realized loss from security transactions	(3,406)
Net change in unrealized appreciation (depreciation) on investments	(34,962)
Net decrease in net assets resulting from operations	(36,940)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,804,355
Payments for shares redeemed	(620)
Net increase in net assets from shares of beneficial interest	2,803,735

TOTAL INCREASE IN NET ASSETS	2,766,795

NET ASSETS
Beginning of Period	-
End of Period*	$ 2,766,795
* Includes accumulated net investment income of:	$ 1,428

SHARE ACTIVITY
Shares Sold	283,791
Shares Redeemed	(62)
Net increase in shares of beneficial interest outstanding	283,729

(a) The Dent Strategic Portfolio commenced operations May 1, 2008.

See accompanying notes to financial statements.

Dent Strategic Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

For the Period
Ended
June 30, 2008
(Unaudited)(1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.25)

Net asset value, end of period	$ 9.75

Total return (3)	(2.50%)

Net assets, end of period (000s)	$ 2,767

Ratio of gross expenses to average net assets (4,5)	13.77%

Ratio of net expenses to average net assets (4,5)	1.50%

Ratio of net investment income (4,6)	0.71%

Portfolio Turnover Rate	20%

(1) The Dent Strategic Portfolio commenced operations on May 1, 2008.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5) Does not include the expenses of other investment companies in which the Portfolio invests.
(6)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

See accompanying notes to financial statements.

Dent Strategic Portfolio NOTES TO FINANCIAL STATEMENTS June 30, 2008 (Unaudited)

1. ORGANIZATION

The Dent Strategic Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts. The principal investment strategy of the Portfolio is to meet the Portfolio’s objective, which is long term growth of capital, by identifying through proprietary economic and demographic analysis, the overall trend of the U.S. and global economies, and then implementing investment strategies in asset classes that the Adviser believes will benefit from these trends. The Portfolio commenced operations on May 1, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier

Dent Strategic Portfolio NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2008 (Unaudited)

hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement:

These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at fair value:

	Investment in Securities	Other Financial Instruments
Valuation Inputs	($)	($)

Level 1 - Quoted Prices	2,712,201	-

Level 2 - Other Significant Observable Prices	-	-

Level 3 - Significant Unobservable Inputs	-	-

TOTAL	2,712,201	-

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.

Dent Strategic Portfolio NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2008 (Unaudited)

Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the financial statements of the Portfolio.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

Dent Strategic Portfolio NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2008 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the period ended June 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $2,285,895 and $326,048, respectively.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. HS Dent Advisors, Inc. serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.50% per annum of the Portfolio’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 1.50% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 1.50% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits. No fees were required to be reimbursed under this agreement for the period ended June 30, 2008.

Dent Strategic Portfolio NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2008 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Security Benefit Life Insurance Co. (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities. Shareholders will receive advance notice of any increase.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration. The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses. Fees are billed monthly as follows:

The greater of:
A minimum annual fee of $40,000 or
- 10 basis points or 0.10% per annum on the first $100 million in net assets
- 8 basis points or 0.08% per annum on the next $150 million in net assets
- 6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting. Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

- 2 basis points or 0.02% on net assets of $25 million to $100 million - 1 basis point or 0.01% on net assets greater than $100 million

Dent Strategic Portfolio NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2008 (Unaudited)

Transfer Agency. For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

- The greater of the annual minimum or per account charges. The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. For the period ended June 30, 2008, the Portfolio incurred expenses of $1,992 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the period ended June 30, 2008, there were no fees paid to GemCom for EDGAR and printing services performed.

Dent Strategic Portfolio EXPENSE EXAMPLES June 30, 2008 (Unaudited)

As a shareholder of the Dent Strategic Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Dent Strategic Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from May 1, 2008 through June 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Dent Strategic Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid
	Value	Account Value	During Period
	5/1/08	6/30/08	5/1/08 – 6/30/08

Actual	$1,000.00	$975.00	$2.43*

Hypothetical**
(5% return before expenses)	$1,000.00	$1,017.40***	$7.52***

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period (60) divided by the number of days in the fiscal year (366).
** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 6/30/08.
*** Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Dent Strategic Portfolio SUPPLEMENTAL INFORMATION June 30, 2008 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on November 15, 2007 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between HS Dent Investment Management, LLC (“Dent” or the “Adviser”) and the Trust, on behalf of Dent Strategic Portfolio (the “Portfolio”). In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the existing accounts of the Adviser; (b) arrangements in respect of the distribution of the Portfolio’s shares; and (c) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions. Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, (c) the financial condition of the Adviser.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services. A presentation was given by a representative of the Adviser regarding the Portfolio’s investment strategies. The Trustees discussed with a representative of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Portfolio management personnel. The Trustees concluded that the Adviser is qualified to provide quality services to the Portfolio, and has the potential to deliver good investment performance results from the Portfolio.

Performance of the Adviser. Because the Portfolio had not yet commenced operations, the Trustees could not consider the investment performance of the Portfolio; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Expenses. The Board noted that the Adviser would charge a 0.85% annual advisory fee based on the average net assets of the Portfolio. The Trustees then discussed the proposed active management strategy of the Portfolio. The Board, including the Independent Trustees, considered the estimated Portfolio expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Portfolio, at least until April 30, 2009, to ensure that Net Annual Portfolio Operating Expenses will not exceed 1.50% of the average daily net assets of the Portfolio’s shares and found it to be beneficial to shareholders. The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of services the Portfolio expected to receive from the Adviser, the active management strategy of the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio, whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, based on the anticipated size of the Portfolio for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability. The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits to be realized by the Adviser from sources other than the Agreement. This included fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads in respect of the Portfolio, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Portfolio. The Trustees concluded that because of the Portfolio’s expense limitation agreement and the Portfolio’s current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Portfolio would not be excessive.

Conclusion. Having requested and received such information from Dent as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was fair and reasonable, and unanimously approved the proposed Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and
Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR
HS Dent Advisors, Inc.
15310 Amberly Drive, Suite 165
Tampa, FL 33647

ADMINISTRATOR
Gemini Fund Services, LLC
450 Wireless Blvd.
Hauppauge, NY 11788

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

9/4/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

9/4/08

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

9/4/08